GOODWILL - Carrying Amount (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 2,252.0		$ 7,318,594	$ 6,901,056	[2]	$ 6,824,935
Recoverable amount of asset or cash-generating unit			4,056,799
Leasing Bogota Panama S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			5,105,901	4,688,363
Book value of cash-generating unit			12,808,191
Recoverable amount of asset or cash-generating unit			18,531,491
Banco de Bogotá S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			465,905	465,905
Book value of cash-generating unit			7,403,179
Recoverable amount of asset or cash-generating unit			9,865,076
Promigas S.A. E.S.P.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			169,687	169,687
Concesionaria Panamericana S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			119,915	119,915
Concesionaria Covipacífico S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			102,376	102,376
Hoteles Estelar S. A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			6,661	6,661
Banco de Occidente S.A. over Banco Unión
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			22,724	22,724
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			358,401	358,401
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			301,222	301,222
Banco de Occidente S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			127,571	127,571
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount			538,231	$ 538,231
Book value of cash-generating unit			$ 3,188,895

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.